REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
REVENUE
6.	REVENUE

The Company’s revenue streams are mainly composed of pipeline plus EPC services, BT, sales of solar modules, O&M services and income from the sale of electricity generated by IPP solar parks. The following table summarizes the categories of the Company’s revenue:

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Related parties:
—Other sales
-O&M services	286	324	324
Subtotal	286	324	324

Non-related parties
—Electricity sales income	53,614	61,438	45,122
—EPC services solar energy system sales
-Provision of construction services	285	198	—
	53,899	61,636	45,122

—Other sales
-O&M services	2,548	2,708	2,816
-Sales of solar modules	—	1	686
	2,548	2,709	3,502
Subtotal	56,447	64,345	48,624
Total	56,733	64,669	48,948

Contract balances

The following table provides information about contract assets and contract liabilities from contracts with customers.

	December 31, 2018	December 31, 2019
	Thousand US$	Thousand US$
Contract assets	731	728
Contract Liabilities	—	—
	731	728

The contract assets primarily relate to the Company’s rights to consideration for goods transferred but not billed at the reporting date on IPP sale of electricity. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Company issues an invoice to the customer.